Emery Partners Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Principal Amount ($)	Security Description	Fair Value
	PRIVATE FINANCING - 14.0%
	SPECIALTY FINANCE - 14.0%
1,941,262	BISEF Loan Participation - NexGen, Revolver, 11.94%, SOFR+8.25%, 1/23/29 (a)(b)(c)(d)(g)	$1,783,872
1,707,750	Brevet IDF Offshore – NAV Loan, Term Loan, 15.00%, 10/31/26 (c)(d)(g)	1,725,000
3,000,000	KCS1 Loan Participation - Batchfire, Term Loan, 15.00%, 10/14/26 (b)(c)(d)(g)	3,000,000
1,980,000	KCS1 Loan Participation - PPD, Term Loan, 16.00%, 4/24/29 (b)(c)(d)(g)	2,000,000
3,705,184 AUD	Oceana Australian Fixed Income Trust, Class B Notes, 12.25%, 9/27/28 (c)(d)(g)	2,556,354
	TOTAL PRIVATE FINANCING - (Cost $11,188,355)	11,065,226

Units
	PRIVATE FUNDS - 81.9%
	SPECIALTY FINANCE - 63.2%
5,109,339	BasePoint Income Solutions Evergreen Fund, L.P. (c)(g)	5,596,304
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (c)(e)(g)	1,889,598
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (c)(e)(g)	2,689,135
2,618,389	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (c)(e)(g)	2,365,335
396,446	Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II) (c)(e)(g)	484,052
262,909	Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II) (c)(e)(g)	335,520
2,500,000	Evolution Credit Partners Trade Finance, L.P. (c)(e)(g)	2,373,212
2,030,670	Orthogon Partners III, L.P. (c)(e)(g)	1,107,088
2,000,000	Rochefort Crucible Co-Investment Fund LP (c)(e)(g)	2,000,000
2,102,556	Siguler Guff Brazil Special Situations Fund III, LP (c)(e)(g)	2,666,820
11,099,607	SP Credit Fund, LP - Series C-AIF (c)(e)(g)	12,272,391
4,000,000	Sundance Debt Partners, LP (c)(g)	4,000,000
7,443,373	Treville Credit Fund, LP (c)(e)(g)	6,681,689
3,265,156	VICOF II Feeder, L.P. (c)(e)(g)	3,989,107
1,318,737	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (c)(g)	1,416,145
132,118	YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5 (c)(e)(g)	104,099
		49,970,495
	SPECIAL PURPOSE VEHICLES - 18.7%
11,381,210	Piratella HM-RPA, LLC (c)(e)(g)	14,775,797
		14,775,797

	TOTAL PRIVATE FUNDS - (Cost $59,616,503)	64,746,292

Shares
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUNDS - 2.0%
1,564,438	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.53% (f)(g)	1,564,438
	TOTAL SHORT-TERM INVESTMENTS - (Cost $1,564,438)	1,564,438

	TOTAL INVESTMENTS - 97.9% - (Cost $72,369,296)	77,375,956
	ASSETS IN EXCESS OF OTHER LIABILITIES - 2.1%	1,670,751
	NET ASSETS - 100.0%	$79,046,707

SOFR - Secured Overnight Financing Rate

AUD - Australian Dollar

(a)	Floating rate security. Rate shown is the rate effective as of period end.
(b)	All or a portion of the security was made through a participation.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is $76,209,435 or 96.4% of net assets.
(d)	Value was determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(g)	As of March 31, 2026, all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $77,375,956 as of March 31, 2026.

Emery Partners Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
BasePoint Income Solutions Evergreen Fund, L.P.	3/14/2023	$5,109,339
Brevet Direct Lending - Short Duration Fund, L.P.	3/14/2023	1,894,972
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	3/14/2023	2,061,021
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	3/14/2023	2,618,389
Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II)	9/27/2024	396,446
Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II)	9/27/2024	262,909
Evolution Credit Partners Trade Finance, L.P.	1/1/2024	2,500,000
Orthogon Partners III, L.P.	5/1/2023	2,030,670
Rochefort Crucible Co-Investment Fund LP	1/27/2026	2,000,000
Siguler Guff Brazil Special Situations Fund III, LP	11/8/2024	2,102,556
SP Credit Fund, LP - Series C-AIF	2/14/2024	11,099,607
Sundance Debt Partners, LLC	3/14/2023	4,000,000
Treville Credit Fund, LP	10/25/2024	7,443,373
VICOF II Feeder, L.P.	6/18/2024	3,265,156
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	3/14/2023	1,318,737
YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5	6/1/2024	132,118
Piratella HM-RPA, LLC	11/20/2024	11,381,210
		$59,616,503

Emery Partners Income Credit Strategies Fund

SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2026 (Unaudited)

	Number of Contracts	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - June 2026 (a)	(36)	6/17/2026	$(2,477,880)	$54,576
Brazilian Dollar Futures - May 2026 (a)	(120)	5/20/2026	(2,296,800)	(14,280)
TOTAL SALES CONTRACTS			$(4,774,680)	$40,296

TOTAL FUTURES CONTRACTS			$(4,774,680)	$40,296

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts.